Loans and Allowance for Credit Losses - Composition of Loan Portfolio (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 391,335	$ 379,832
Commercial | Total commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	153,958	139,484
Commercial | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	149,522	135,254
Commercial | Lease financing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,436	4,230
Commercial | Total commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	48,920	48,859
Commercial | Commercial mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	39,476	38,619
Commercial | Construction and development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	9,444	10,240
Consumer | Total residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	115,885	118,813
Consumer | Residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	110,788	112,806
Consumer | Home equity loans, first liens
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	5,097	6,007
Consumer | Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	32,234	30,350
Consumer | Total other retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	40,338	42,326
Consumer | Retail leasing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,524	4,040
Consumer | Home equity and second mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	14,025	13,565
Consumer | Revolving credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,561	3,747
Consumer | Installment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	14,653	14,373
Consumer | Automobile
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 3,575	$ 6,601